UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: December 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Diversified Investment Strategies, LLC
                        Address:         11939 Bricksome Ave
                                         Baton Rouge, LA 70816
                        13F File Number: 028-12883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Pope
Title:		Manager/Chief Compliance Officer
Phone:		225-292-0687
Signature,	Place,			and Date of Signing:
James Pope	Baton Rouge, LA		February 9, 2009
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    53
Form 13F Information Table Value Total:   $75,626

List of Other Included Managers: None

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       FORM 13F INFORMATION TABLE

					                       VALUE   SHARES/  SH/ PUT/  INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	 CUSIP         (X$1000) PRN/AMT  PRN CALL  DSCRTN   MANAGERS    SOLE   SHARED    NONE
-----------------------------   --------------   --------       ------  ------   --- ----  ------   --------   ------  -------	----
3M CO				COM		 88579Y101	  757	 13160	SH	    SOLE				 13160
ACM MANAGED DLR INCOME FD	COM		 000949107	   62	 13050	SH	    SOLE			       	 13050
AEGON N V			NY REGISTRY SH	 007924103	 1540	156700	SH	    SOLE				156700
AMERICAN STRATEGIC INCM PTFL	COM		 030098107	  331	 38065	SH	    SOLE				 38065
APOLLO GROUP INC		CL A		 037604105	  263	  3435	SH	    SOLE				  3435
BANK OF AMERICA CORPORATION	COM		 060505104	  507	 35980	SH	    SOLE				 35980
BLACKROCK GLOBAL FLG INC TR	COM		 091941104	  809	102425	SH	    SOLE				102425
COCA COLA CO			COM		 191216100	  323	  7130	SH	    SOLE				  7130
EATON VANCE ENHANCED EQ INC	COM		 278274105	 1114	 92865	SH	    SOLE				 92865
EBAY INC			COM		 278642103	  205	 14710	SH	    SOLE				 14710
EVERGREEN INCOME ADVANTAGE F	COM SHS		 30023Y105         66	 12050	SH	    SOLE				 12050
EVERGREEN MULTI SECT INC FUN	COM SHS		 30024Y104	 2142	209958	SH	    SOLE				209958
EXPEDITORS INTL WASH INC	COM		 302130109	  380	 11425	SH	    SOLE				 11425
EXXON MOBIL CORP		COM		 30121G102	29121	364788	SH	    SOLE				364788
FASTENAL CO			COM	 	 311900104	  543	 15575	SH	    SOLE				 15575
FORT DEARBORN INCOME SECS IN	COM		 347200107	 1470	106804	SH	    SOLE				106804
GENERAL ELECTRIC CO		COM		 369604103	  860	 53075	SH	    SOLE				 53075
HARVEST ENERGY TR		TRUST UNIT	 41752X101	  204	 23300	SH	    SOLE				 23300
HOME DEPOT INC			COM		 437076102	 1041	 45239	SH	    SOLE				 45239
ING GROEP N V			SPONSORED ADR	 456837509	 1041	 92905	SH	    SOLE				 92905
INTERNATIONAL BUSINESS MACHS	COM		 459200101	  218	  2585	SH	    SOLE				  2585
INTUIT				COM		 461202103	  610	 25650	SH	    SOLE				 25650
ISHARES TR			DJ SEL DIV INX	 464287168	  339	  8200	SH	    SOLE				  8200
ISHARES TR			US PFD STK IDX	 464288687	  502	 17185	SH	    SOLE				 17185
ISHARES TR			BARCLYS US AGG B 464287226	  650	  6240	SH	    SOLE				  6240
ISHARES TR			S&P 500 INDEX	 464287200	  762	  8440	SH	    SOLE				  8440
ISHARES TR			IBOXX INV CPBD	 464287242	 2263	 22260	SH	    SOLE				 22260
ISHARES TR			S&P500 GRW	 464287309	 5621	125102	SH	    SOLE				125102
JOHNSON & JOHNSON		COM		 478160104	  605	 10105	SH	    SOLE				 10105
LINEAR TECHNOLOGY CORP		COM		 535678106	  609	 27530	SH	    SOLE				 27530
MAXIM INTEGRATED PRODS INC	COM		 57772K101        256	 22460	SH	    SOLE				 22460
MBIA CAP CLAYMORE MNG DUR IN	COM		 55266X100        101	 11900	SH	    SOLE				 11900
MFS INTER INCOME TR		SH BEN INT	 55273C107	 1177	188363	SH	    SOLE				188363
MFS MULTIMARKET INCOME TR	SH BEN INT	 552737108	  474	 98450	SH	    SOLE			 	 98450
MICROSOFT CORP			COM		 594918104	  414	 21275	SH	    SOLE				 21275
NEUBERGER BERGMAN INTER MUNI	COM		 64124P101        258	 22775	SH	    SOLE				 22775
NEUBERGER BERMAN INCOME OPP	COM SHS		 64126L108        106	 30315	SH	    SOLE				 30315
NUVEEN MULTI STRAT INC GR FD	COM SHS		 67073D102        949	194825	SH	    SOLE				194825
ORACLE CORP			COM		 68389X105        207	 11665	SH	    SOLE				 11665
PENN WEST ENERGY TR		TR UNIT		 707885109	  206	 18566	SH	    SOLE				 18566
PFIZER INC			COM		 717081103	  262	 14800	SH	    SOLE				 14800
PYK              		Corp Backd Tr Gs 73941X759        292	 18325	SH	    SOLE				 18325
QUALCOMM INC			COM		 747525103	  717	 20010	SH	    SOLE				 20010
RIVUS BOND FUND			COM		 769667106	 1188	 80825	SH	    SOLE				 80825
ROCKWELL COLLINS INC		COM		 774341101	  220	  5625	SH	    SOLE				  5625
SPDR TR				UNIT SER 1	 78462F103	 5963	 66076	SH	    SOLE				 66076
STARBUCKS CORP			COM		 855244109	  318	 33665	SH	    SOLE				 33665
STRYKER CORP			COM		 863667101	  438	 10955	SH	    SOLE				 10955
TRACTOR SUPPLY CO		COM		 892356106	  284	  7850	SH	    SOLE				  7850
VAN KAMPEN BD FD		COM		 920955101	 2918	178448	SH	    SOLE				178448
VANGUARD INDEX FDS		STK MRK ETF	 922908769	 3343	 74715	SH	    SOLE				 74715
WELLS FARGO & CO NEW		COM		 949746101	  384	 13040	SH	    SOLE				 13040
WESTERN ASSET GLB HI INCOME	COM		 95766K109        193	 48575	SH	    SOLE				 48575



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